Filed pursuant to Rule 497(e)
under the Securities Act of 1933,
as amended Securities Act File
No. 333-141120

FUNDVANTAGE TRUST

PACIFIC CAPITAL TAX-FREE SECURITIES FUND

PACIFIC CAPITAL TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

pacific capital u.s. government money market FUND

(the “Funds”)

Supplement dated October 11, 2023 to the

Funds’ Prospectuses and Statement of Additional Information (“SAI”), each dated September 1, 2023

Effective October 12, 2023, Reid Smith will serve as the sole portfolio manager for the Funds.

Accordingly, effective October 12, 2023, all references to Stephen Dodge in his capacity as a portfolio manager to the Funds in the Prospectuses and SAI are deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.